Concentration of Credit Risk	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentration of Credit Risk
Concentration of Credit Risk
Columbia Gas of Ohio, an affiliated party prior to the Separation, accounted for greater than 10% of total operating revenues in the years ended December 31, 2015, 2014 and 2013. The following table provides this customer's operating revenues and percentage of total operating revenues for the years ended December 31, 2015, 2014 and 2013:

Year Ended December 31,	2015		2014		2013
(in millions)	Total Operating Revenues	Percentage of Total Operating Revenues	Total Operating Revenues	Percentage of Total Operating Revenues	Total Operating Revenues	Percentage of Total Operating Revenues
					Predecessor
Columbia Gas of Ohio(1)	$167.3	12.5%	$168.5	12.5%	$167.5	14.2%
(1)Represents the gross amount of revenue contracted for with Columbia Gas of Ohio and, therefore, subject to risk at the loss of this customer. Columbia Gas of Ohio has entered into certain capacity release agreements with third parties which ultimately can decrease the net revenue amount CPG receives from Columbia Gas of Ohio in any given period.
The loss of a significant portion of operating revenues from this customer would have a material adverse effect on the business of CPG.